Other assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2021
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	2,339,902	1,668,239
Other	393,410	414,363
Collateral pledged:
Collateral pledged for derivative transactions	1,088,847	900,101
Margins provided for futures contracts	297,496	338,584
Other	939,557	888,466
Prepaid pension cost	999,962	851,035
Right-of-use assets	611,533	594,381
Security deposits	104,915	103,728
Loans held for sale	29,834	46,749
Other	651,572	681,447

Total	7,457,028	6,487,093

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	2,576,887	2,450,159
Other	403,501	425,615
Guaranteed trust principal (Note)	814,509	807,635
Lease liabilities	636,541	615,846
Collateral accepted:
Collateral accepted for derivative transactions	763,642	721,662
Margins accepted for futures contracts	555,760	913,262
Unearned income	120,521	113,450
Other	1,337,397	1,457,152

Total	7,208,758	7,504,781

Note:
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.